Accounts and notes receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts and notes receivables, net
Schedule of accounts and notes receivables

	December 31, 2022	December 31, 2023
	RMB	RMB
Notes receivable	505	242
Accounts receivable	80,845	60,668
Less: allowance for doubtful accounts	(31,381)	(32,019)
Accounts receivable, net	49,969	28,891

Schedule of allowance for doubtful accounts

	December 31, 2021	December 31, 2022	December 31, 2023
	RMB	RMB	RMB
Balance at the beginning of the year	23,298	34,969	31,381
Additions/(reversal)	11,671	(892)	1,408
Write-off	—	(2,696)	(770)
Balance at the end of the year	34,969	31,381	32,019